CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions		Total		Fair value reserve (recycling) [member]	Fair value reserve (non-recycling) [member]	Share capital [Member]	Share premium [member]	Other reserves [member]	Retained earnings [member]	Total attributable to equity shareholders of the Company [Member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2017		¥ 63,233		¥ 35	¥ 303	¥ 10,088	¥ 15,182	¥ 2,684	¥ 22,273	¥ 50,565	¥ 12,668
Changes in equity
Loss for the year		3,364	[1]						2,895	2,895	469
Other comprehensive income		255	[1]	22	133			(2)		153	102
Total comprehensive income for the year		3,619	[1]	22	133			(2)	2,895	3,048	571
Appropriations to reserves								221	(221)
Dividends relating to the prior year		(1,009)							(1,009)	(1,009)
Issuance of shares		12,649				2,179	10,470			12,649
Capital injection by non-controlling interests in subsidiaries		72									72
Distributions to non-controlling interests		(99)									(99)
Changes in other reserves		4						4		4
Ending balance at Dec. 31, 2018	[1]	78,469		57	436	12,267	25,652	2,907	23,938	65,257	13,212
Impact on initial application of IFRS 16 (Note 2(b))		(3,462)						(272)	(2,852)	(3,124)	(338)
Adjusted balance		75,007		57	436	12,267	25,652	2,635	21,086	62,133	12,874
Changes in equity
Loss for the year		3,084							2,640	2,640	444
Other comprehensive income		(83)		(55)	(27)			(6)		(88)	5
Total comprehensive income for the year		3,001		(55)	(27)			(6)	2,640	2,552	449
Appropriations to reserves								181	(181)
Dividends relating to the prior year		(613)							(613)	(613)
Distributions to non-controlling interests		(86)									(86)
Acquisition of non-controlling interests in a subsidiary		(24)						(10)		(10)	(14)
Changes in other reserves		44						44		44
Ending balance at Dec. 31, 2019		77,329		2	409	12,267	25,652	2,844	22,932	64,106	13,223
Changes in equity
Loss for the year		(11,827)							(10,847)	(10,847)	(980)
Other comprehensive income		(218)		(37)	(135)			8	0	(164)	(54)
Total comprehensive income for the year		(12,045)		(37)	(135)			8	(10,847)	(11,011)	(1,034)
Issuance of shares		15,951				3,062	12,889			15,951
Capital injection by non-controlling interests in subsidiaries		4,221						700		700	3,521
Distributions to non-controlling interests		(57)									(57)
Decrease in non-controlling interests as a result of loss of control of a subsidiary		(1)									(1)
Acquisition of non-controlling interests in a subsidiary		(260)						(155)		(155)	(105)
Changes in other reserves		(7)						(7)		(7)
Ending balance at Dec. 31, 2020		¥ 85,131		¥ (35)	¥ 274	¥ 15,329	¥ 38,541	¥ 3,390	¥ 12,085	¥ 69,584	¥ 15,547

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).